Convertible loans - Interest Expense (Details) - Residual Loan - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	$ 3,126	$ 6,148
Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	2,313	4,532
Facility Agreement With Deerfield Partners, L.P., Tranche Two
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	$ 813	$ 1,616